UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10‑D

ASSET‑BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from: April 18, 2017 to May 17, 2017

Commission File Number of issuing entity: 333-172366-10

Central Index Key Number of issuing entity: 0001589802

WFRBS Commercial Mortgage Trust 2013-UBS1

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-172366

Central Index Key Number of depositor: 0000850779

Wells Fargo Commercial Mortgage Securities, Inc.

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0000740906

Wells Fargo Bank, National Association

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001541886

UBS Real Estate Securities Inc.

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0000729153

The Royal Bank of Scotland plc

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001592182

Rialto Mortgage Finance, LLC

(Exact name of sponsor as specified in its charter)

Anthony J. Sfarra (212) 214-5600

(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York

(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3918790
38-3918791
38-3918792

(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.

9062 Old Annapolis Road

Columbia, MD 21045

(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884‑2000

(Telephone number, including area code)

Not Applicable

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A‑1			X
A‑2			X
A‑3			X
A‑4			X
A‑SB			X
A‑S			X
X-A			X
B			X
C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On May 17, 2017 a distribution was made to holders of the certificates issued by WFRBS Commercial Mortgage Trust 2013-UBS1.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

No assets securitized by Wells Fargo Commercial Mortgage Securities, Inc. (the "Depositor") and held by WFRBS Commercial Mortgage Trust 2013-UBS1 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from April 18, 2017 to May 17, 2017.

The Depositor filed its most recent Form ABS-15G in accordance with Rule 15Ga-1 under the Securities Exchange Act of 1934 (a “Rule 15Ga-1 Form ABS-15G”) on May 12, 2017. The CIK number for the Depositor is 0000850779.

Wells Fargo Bank, National Association (“Wells Fargo”), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on May 12, 2017. The Central Index Key number for Wells Fargo is 0000740906.

UBS Real Estate Securities Inc. (“UBS”), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on May 8, 2017. The Central Index Key number for UBS is 0001541886.

The Royal Bank of Scotland plc (“RBS plc”), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on May 16, 2017. The Central Index Key number for RBS plc is 0000729153.

Rialto Mortgage Finance, LLC (“Rialto”), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 1, 2017. The Central Index Key number for Rialto is 0001592182.

Part II - OTHER INFORMATION

Item 6. Significant Obligors of Pool Assets.

The Outlet Collection | Jersey Gardens mortgage loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB as disclosed in the Prospectus Supplement filed with the SEC on December 10, 2013. In accordance with Item 1112(b) of Regulation AB, the most recent unaudited net operating income of the significant obligor was $12,134,651.00 for the period of January 1, 2017 through March 31, 2017.

The Sullivan Center mortgage loan, which constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB as disclosed in the Prospectus Supplement filed with the SEC on December 10, 2013, was defeased as of April 27, 2016. Information pertaining to the defeasance collateral is shown below.

DESCRIPTION OF THE DEFEASANCE SECURITIES

Type	Defeasance Collateral Obligor	CUSIP Number	Defeasance Collateral Maturity Date	Allocated Par Amount	Coupon Rate	Expected Payment on Related Monthly Payment Date
T-BILL	U.S. Government	912796HN2	05-May-16	$208,810.57	0.000%	$208,803.83
T-BILL	U.S. Government	912796HT9	02-Jun-16	$66,740.09	0.000%	$66,730.24
T-BILL	U.S. Government	912796HY8	30-Jun-16	$57,488.99	0.000%	$57,468.78
T-BILL	U.S. Government	912796JD2	04-Aug-16	$66,740.09	0.000%	$66,696.73
T-NOTE	U.S. Government	912828D64	31-Aug-16	$253,744.49	0.500%	$254,123.04
T-NOTE	U.S. Government	912828RX0	31-Dec-16	$62,114.54	0.875%	$62,448.44
T-NOTE	U.S. Government	912828SC5	31-Jan-17	$66,740.09	0.875%	$67,059.79
T-NOTE	U.S. Government	912828J35	28-Feb-17	$42,290.75	0.500%	$42,305.94
T-NOTE	U.S. Government	912828SM3	31-Mar-17	$66,740.09	1.000%	$67,052.77
T-NOTE	U.S. Government	912X28SS0	30-Apr-17	$58,810.57	0.875%	$59,210.58
T-NOTE	U.S. Government	912828SY7	31-May-17	$66,740.09	0.625%	$66,894.61
T-NOTE	U.S. Government	912828XJ4	30-Jun-17	$58,149.78	0.625%	$58,235.58
T-NOTE	U.S. Government	912828TG5	31-Jul-17	$67,400.88	0.500%	$67,318.32
T-NOTE	U.S. Government	912828TM2	31-Aug-17	$66,740.09	0.625%	$66,719.43
T-NOTE	U.S. Government	912828TS9	30-Sep-17	$58,810.57	0.625%	$58,736.88
T-NOTE	U.S. Government	912828TW0	31-Oct-17	$66,740.09	0.750%	$66,968.25
T-NOTE	U.S. Government	912828M72	30-Nov-17	$58,810.57	0.875%	$59,102.68
T NOTE	U.S. Government	912828N55	31-Dec-17	$66,079.30	1.000%	$66,499.72
T-NOTE	U.S. Government	912828P20	31-Jan-18	$67,400.88	0.750%	$67,432.20
T-NOTE	U.S. Government	912828UR9	28-Feb-18	$42,290.75	0.750%	$42,276.62
T-NOTE	U.S. Government	912828Q45	31-Mar-18	$67,400.88	0.875%	$67,484.15
T-NOTE	U.S. Government	912828UZ1	30-Apr-18	$58,810.57	0.625%	$58,715.58
T-NOTE	U.S. Government	912828VE7	31-May-18	$66,740.09	1.000%	$67,178.78
T-NOTE	U.S. Government	912828QT0	30-Jun-18	$58,149.78	2.375%	$60,469.16
FHLMC	Federal Home Loan Mortgage Corporation	3134G9FV4	03-Aug-18	$75,067,400.88	3.000%	$78,485,783.25

The periodic reports for the Federal Home Loan Mortgage Corporation, Commission file number 001-34139, which is the obligor of certain of the indicated defeasance collateral indicated above, can be found and accessed by searching under the filings tab at www.sec.gov for the Federal Home Loan Mortgage Corporation’s Commission file number.

Item 7. Change in Sponsor Interest in the Securities.

None

Item 9. Other Information.

Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for WFRBS Commercial Mortgage Trust 2013-UBS1, affirms the following amounts in the respective accounts:

Distribution Account Balance
Prior Distribution Date:	04/17/2017	$3,592.98
Current Distribution Date:	05/17/2017	$3,474.59

Interest Reserve Account Balance
Prior Distribution Date:	04/17/2017	$0.00
Current Distribution Date:	05/17/2017	$0.00

Item 10. Exhibits. (a) The following is a list of documents filed as part of this Report on Form 10-D:
(99.1)	Monthly report distributed to holders of the certificates issued by WFRBS Commercial Mortgage Trust 2013-UBS1, relating to the May 17, 2017 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Wells Fargo Commercial Mortgage Securities, Inc.

(Depositor)

/s/ Anthony Sfarra

Anthony Sfarra, President

Date: May 29, 2017

EXHIBIT INDEX
Exhibit Number	Description

EX‑99.1	Monthly report distributed to holders of the certificates issued by WFRBS Commercial Mortgage Trust 2013-UBS1, relating to the May 17, 2017 distribution.